UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eagle Value Partners, LLC

Address:  655 Third Avenue, 11th Floor
          New York, NY  10017

13F File Number: 028-13580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles H. Witmer
Title:   Managing Member
Phone:   (212) 812-3080


Signature, Place and Date of Signing:

/s/ Charles H. Witmer        New York, New York          May 13, 2011
----------------------       ------------------       -----------------
     [Signature]             [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       17

Form 13F Information Table Value Total:       $56,956
                                              (thousands)


List of Other Included Managers:

Form 13F File Number            Name

1.     028-10559                Eagle Capital Partners, L.P.

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

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2      COLUMN 3     COLUMN 4        COLUMN 5      COLUMN 6       COL 7         COLUMN 8

                             TITLE OF                    VALUE     SHRS OR  SH/ PUT/   INVESTMENT     OTHR      VOTING AUTHORITY
NAME OF ISSUER               CLASS          CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION     MGRS  SOLE     SHARED    NONE

ABITIBIBOWATER INC           COM NEW        003687209    2,058     76,602   SH         SHARED-DEFINED  1     76,602
BLACK DIAMOND INC            COM            09202G101      620     90,146   SH         SHARED-DEFINED  1     90,146
CALPINE CORP                 COM NEW        131347304    3,253    205,000   SH         SHARED-DEFINED  1    205,000
COLLECTIVE BRANDS INC        COM            19421W100    4,415    204,600   SH         SHARED-DEFINED  1    204,600
COMPASS MINERALS INTL INC    COM            20451N101    3,060     32,721   SH         SHARED-DEFINED  1     32,721
E TRADE FINANCIAL CORP       COM NEW        269246401      340     21,783   SH         SHARED-DEFINED  1     21,783
GENTIUM S P A                SPONSORED ADR  37250B104      284     29,761   SH         SHARED-DEFINED  1     29,761
GLOBE SPECIALTY METALS INC   COM            37954N206    6,628    291,228   SH         SHARED-DEFINED  1    291,228
MOTOROLA SOLUTIONS INC       COM NEW        620076307    2,030     45,428   SH         SHARED-DEFINED  1     45,428
PACKAGING CORP AMER          COM            695156109    5,594    193,626   SH         SHARED-DEFINED  1    193,626
ROCK-TENN CO                 CL A           772739207    3,363     48,500   SH         SHARED-DEFINED  1     48,500
ROCKWOOD HLDGS INC           COM            774415103    7,053    143,292   SH         SHARED-DEFINED  1    143,292
SEACOAST BKG CORP FLA        COM            811707306    1,232    779,803   SH         SHARED-DEFINED  1    779,803
SEALED AIR CORP NEW          COM            81211K100    2,991    112,200   SH         SHARED-DEFINED  1    112,200
SEMGROUP CORP                CL A           81663A105      724     25,726   SH         SHARED-DEFINED  1     25,726
SIX FLAGS ENTMT CORP NEW     COM            83001A102   10,389    144,294   SH         SHARED-DEFINED  1    144,294
SPANSION INC                 COM CL A NEW   84649R200    2,918    156,300   SH         SHARED-DEFINED  1    156,300



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